COLLABORATION AGREEMENTS - Neurodegenerative Diseases (Details) - Neurodegen Collaboration	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
COLLABORATION AGREEMENTS
Maximum contribution amount per month	$ 12,500
Amount contributed recorded in research and development expenses		$ 19,973	$ 9,655
Amount contributed recorded in property and equipment, net			106,245
BCNI
COLLABORATION AGREEMENTS
Amount contributed		$ 19,973	$ 115,900